Basis of Presentation and General Information	9 Months Ended
Mar. 31, 2014
Basis of Presentation and General Information
Basis of Presentation and General Information

1. Basis of Presentation and General Information

Dorian LPG Ltd. (“DLPG”) was incorporated on July 1, 2013, under the laws of the Republic of the Marshall Islands, as a wholly-owned subsidiary of Dorian Holdings LLC (“Dorian Holdings”). Dorian Holdings ceased to have control over Dorian LPG on July 29, 2013 as a consequence of the transactions described below. DLPG has a fiscal year end of March 31, and was formed to acquire, own and operate liquefied petroleum gas (“LPG”) tankers.

The terms “we,” “us,” “our,” and the “Company” mean DLPG and all entities included in its consolidated financial statements.

Effective April 25, 2014 the Company effectuated a one-for-five reverse stock split (refer Note 12). Except for the 100 shares issued at inception and subsequently cancelled, all amounts related to number of shares, per share amounts and earnings per share presented in the accompanying consolidated financial statements give retroactive effect to the reverse stock split.

The Company remained dormant until July 29, 2013 when the following transactions were completed concurrently:

•         DLPG completed a private placement of 9,310,054 shares of its common stock with institutional investors and other investors in Norway (“NPP”). The shares were issued at NOK 75.00 per share, equivalent to USD 12.66 per share and realized gross proceeds of $117.9 million based on the exchange rate on July 29, 2013.

•         DLPG acquired from Dorian Holdings the following in exchange for 4,667,135 shares of its common stock and $9.7 million in cash:

(a)     100% interest in three ship owning entities, CNML LPG Transport LLC (“CNML”), CJNP LPG Transport LLC (“CJNP”) and CMNL LPG Transport LLC (“CMNL”), which each owned a Very Large Gas Carrier (“VLGC”) (the Captain Nicholas ML, the Captain John NP and the Captain Markos NL respectively), the related bank debt, interest rate swaps, and the inventory on board each vessel. The Captain Nicholas ML, Captain John NP and Captain Markos NL were previously owned by Cepheus Transport Ltd, Lyra Gas Transport Ltd and Cetus Transport Ltd., all owned by principals of Dorian Holdings until July 29, 2013 on which date they were sold to CNML, CJNP and CMNL, respectively. The sale of the vessels required approval from the bank that had provided the related financing that was assumed by the Company in connection with the transaction and resulted in a modification of the financing terms in connection with the acquisition. A further description of the loan arrangements is provided in Note 11.

(b)     100% interest in two entities, each a party to a contract for the construction of one VLGC, option rights to construct an additional 1.5 VLGCs and $2.67 million in cash.

DLPG acquired from an affiliate of Dorian Holdings a 100% interest in an LPG pressurized gas carrier, the LPG Grendon, and the inventory onboard the vessel for $6.672 million in cash.

The abovementioned acquisitions from Dorian Holdings and its affiliate were accounted as a business combination (refer Note 4) and the operations of LPG Grendon along with that of the three Very Large Gas Carriers referred to above are herein referred to as the Predecessor.

•                  DLPG issued 4,667,135 shares of its common stock to SEACOR Holdings Inc., through its subsidiary, SeaDor Holdings LLC (“SeaDor”) as consideration for the following:

(a)     100% interest in a subsidiary company, SEACOR LPGI LLC, a party to a contract for the construction of one VLGC

(b)     $49.9 million in cash and

(c)     the assignment to DLPG of option rights to purchase 1.5 VLGC vessels.

The above mentioned acquisitions from SeaDor were accounted for as an asset acquisition. The allocation of the purchase price between the assets acquired is described in Note 3(b).

At the closing of the NPP, Dorian Holdings surrendered the 100 shares of capital stock of DLPG, which were then cancelled. DLPG’s shares issued under the private placements completed are listed on the Norwegian OTC A-List under the symbol DORIAN.

The Company successfully closed its initial public offering (“IPO”) on May 13, 2014 and its shares issued in the IPO were listed on the NYSE and trade under the symbol LPG.

Following the completion of the above transactions on July 29, 2013, Dorian Holdings, whose chairman is Mr. John Hadjipateras, and SeaDor, each owned approximately 25.0% of the Company’s outstanding common stock with the remaining 50% held by institutional investors and high net worth investors. No one party exercises control of the Company.

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and include the accounts of Dorian LPG Ltd. and its subsidiaries (collectively the “Company”).

The Company’s subsidiaries which are all wholly-owned and all are incorporated in Republic of the Marshall Islands (unless otherwise indicated below) as of March 31, 2014 are listed below.

Vessel Owning Subsidiaries

Subsidiary	Acquisition Date	Type of vessel(2)	Vessel’s name	Built	CBM(1)
CNML LPG Transport LLC	July 29, 2013	VLGC	Captain Nicholas ML	2008	82,000
CJNP LPG Transport LLC	July 29, 2013	VLGC	Captain John NP	2007	82,000
CMNL LPG Transport LLC	July 29, 2013	VLGC	Captain Markos NL	2006	82,000
Grendon Tanker LLC	July 29, 2013	PGC	LPG Grendon	1996	5,000

Newbuild Vessel Owning Subsidiaries

Subsidiary (Vessel’s Name)	Acquisition Date	Type of vessel(2)	Hull number	Estimated vessel delivery date	CBM(1)
SeaCor LPG I LLC (Comet)	July 29, 2013	VLGC	2656	July 2014	84,000
SeaCor LPG II LLC (Corsair)	July 29, 2013	VLGC	2657	September 2014	84,000
Corvette LPG Transport LLC	July 29, 2013	VLGC	2658	December 2014	84,000
Dorian Shanghai LPG Transport LLC (Cougar)	November 26, 2013	VLGC	S749	April 2015	84,000
Dorian Houston LPG Transport LLC (Cobra)	November 26, 2013	VLGC	S750	April 2015	84,000
Dorian Sao Paulo LPG Transport LLC (Continental)	November 26, 2013	VLGC	S753	June 2015	84,000
Dorian Ulsan LPG Transport LLC (Constitution)	November 26, 2013	VLGC	S755	June 2015	84,000
Concorde LPG Transport LLC	February 12, 2014	VLGC	2660	June 2015	84,000
Dorian Amsterdam LPG Transport LLC (Commodore)	November 26, 2013	VLGC	S751	July 2015	84,000
Dorian Dubai LPG Transport LLC (Cresques)	November 26, 2013	VLGC	2336	August 2015	84,000
Dorian Monaco LPG Transport LLC (Cheyenne)	November 26, 2013	VLGC	S756	September 2015	84,000
Constellation LPG Transport LLC	February 12, 2014	VLGC	2661	September 2015	84,000
Dorian Geneva LPG Transport LLC (Cratis)	November 26, 2013	VLGC	2337	October 2015	84,000
Dorian Barcelona LPG Transport LLC (Clermont)	November 26, 2013	VLGC	S752	September 2015	84,000
Dorian Cape Town LPG Transport LLC (Chaparral)	November 26, 2013	VLGC	S754	October 2015	84,000
Dorian Tokyo LPG Transport LLC (Copernicus)	November 26, 2013	VLGC	2338	November 2015	84,000
Commander LPG Transport LLC	February 12, 2014	VLGC	2662	November 2015	84,000
Dorian Explorer LPG Transport LLC (Challenger)	November 26, 2013	VLGC	S757	December 2015	84,000
Dorian Exporter LPG Transport LLC (Caravel)	November 26, 2013	VLGC	S758	January 2016	84,000

Dormant Subsidiaries

Subsidiary	Incorporation Date
Capricorn LPG Transport LLC	November 15, 2013
Comet LPG Transport LLC	November 11, 2013
Constitution LPG Transport LLC	February 17, 2014
Corsair LPG Transport LLC	June 24, 2013
Dorian LPG Management Corp	July 2, 2013
Dorian LPG (USA) Ltd (incorporated in USA)	July 2, 2013
Dorian LPG (UK) Ltd (incorporated in UK)	November 18, 2013

(1)                 CBM: Cubic meters, a standard measure for LPG tanker capacity.

(2)                 Very Large Gas Carrier (“VLGC”), Pressurized Gas Carrier (“PGC”)

The Company is engaged in the transportation of liquefied petroleum gas worldwide through the ownership and operation of LPG tankers. The Company outsourced the technical and commercial management of its vessels to Dorian (Hellas), S.A. (“Dorian Hellas” or the “Manager”), a related party, for the period ended March 31, 2014.

The following charterers individually accounted for more than 10% of the Company’s revenue for the period ended March 31, 2014:

Charterer	% of revenue
Statoil ASA	51
Naftomar Shipping and Trading Co. Ltd	13
Kuwait Petroleum Corporation	10